GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
The changes in the net carrying amount of goodwill in 2017 and 2018 were as follows:

Balance as of January 1, 2017	$190,737

Impairment on Undertone's goodwill	(65,686)

Balance as of December 31, 2017	$125,051

Balance as of December 31, 2018	$125,051

Summary of Intangible Assets
The following is a summary of intangible assets as of December 31, 2018:

	December 31, 2017	Amortization	OCI	December 31, 2018

Acquired technology	$30,837	$-	$(30)	$30,807
Accumulated amortization	(19,959)	(1,301)	18	(21,242)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	2,129	(1,301)	(12)	816

Customer relationships	31,949	-	(9)	31,940
Accumulated amortization	(18,832)	(999)	6	(19,825)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	2,691	(999)	(3)	1,689

Tradename and other	18,457	-	(42)	18,415
Accumulated amortization	(6,858)	(2,469)	13	(9,314)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	6,489	(2,469)	(29)	3,991

Intangible assets, net	$11,309	$(4,769)	$(44)	$6,496

The following is a summary of intangible assets as of December 31, 2017:

	December 31, 2016	Amortization	OCI	Impairment	December 31, 2017

Acquired technology	$30,674	$-	$163	-	$30,837
Accumulated amortization	(14,490)	(5,390)	(79)	-	(19,959)
Impairment	(956)	-	-	(7,793)*)	(8,749)
Acquired technology, net	15,228	(5,390)	84	(7,793)	2,129

Customer relationships	31,898	-	51	-	31,949
Accumulated amortization	(13,905)	(4,900)	(27)	-	(18,832)
Impairment	(91)	-	-	(10,335)*)	(10,426)
Customer relationships, net	17,902	(4,900)	24	(10,335)	2,691

Tradename and other	18,224	-	233	-	18,457
Accumulated amortization	(4,079)	(2,734)	(45)	-	(6,858)
Impairment	(3,257)	-	-	(1,853)*)	(5,110)
Tradename and other, net	10,888	(2,734)	188	(1,853)	6,489

Intangible assets, net	$44,018	$(13,024)	$296	$(19,981)	$11,309

*) Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%

Schedule of Estimated Useful Life of the Intangible Assets	The estimated useful life of the intangible assets are as follows:
Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense	Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:
2019	$4,228
2020	1,279
2021	229
2022	240
2023	252
Thereafter	268

$6,496